Stock-Based Compensation (Narratives) (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2011 Employee	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award
Shares authorized under existing stock based compensation plans (in shares)		274,100,000
Additional shares considered authorized under previous stock based compensation plans (in shares)		66,200,000
Unused shares available for purchase (in shares)		118,600,000
Stock-based compensation cost, unrecognized, related to non-vested awards		$ 995,000,000	$ 1,101,000,000
Capitalized stock-based compensation cost		0	0	0
Income tax benefits		(213,000,000)	(240,000,000)	(246,000,000)
Additional options outstanding in connection with acquisitions (in shares)		600,000
Additional options outstanding, weighted-average exercise price (in dollars per share)		$ 67
Treasury stock, Shares (in shares)		1,153,131,611	1,080,193,483
Stock-based compensation cost, unrecognized, related to non-vested awards, weighted average period of recognition		3 years
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award
Unused shares available for purchase (in shares)		2,300,000	3,800,000	5,400,000
Discount on purchase of common stock (as a percent)		5.00%
Maximum percentage of payroll deductions on eligible compensation (as a percent)		10.00%
Maximum stock purchases by employees, value		25,000
Maximum stock purchases by employees (in shares)		1,000
Employees purchased shares under the ESPP (in shares)		1,500,000	1,600,000	1,900,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of awards vested per year (as a percent)		25.00%
Vesting period		4 years
Contractual term		10 years
Total intrinsic value of options exercised		614,000,000	1,005,000,000	1,269,000,000
Cash received from exercises of stock options		505,000,000	785,000,000	1,786,000,000
Tax benefit from exercise of stock options		199,000,000	341,000,000	412,000,000
Treasury stock, Shares (in shares)		1,153,000,000	1,080,000,000
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Fair value of stock units granted		481,000,000	486,000,000	803,000,000
Fair value of stock units vested and released		386,000,000	509,000,000	373,000,000
Stock-based compensation cost, unrecognized, related to non-vested awards		871,000,000	938,000,000	1,021,000,000
Fair value of stock units granted per non-executive employee, second quarter 2011	1,000
Number of non-executive employees to receive equity award grant, second quarter 2011	400,000
Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period		1 year
Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period		5 years
Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period		3 years
Fair value of stock units granted		170,000,000	186,000,000	165,000,000
Fair value of stock units vested and released		156,000,000	203,000,000	141,000,000
RSUs and PSUs
Share-based Compensation Arrangement by Share-based Payment Award
Income tax benefits		$ 312,000,000	$ 454,000,000	$ 283,000,000